Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) (USD $)	0 Months Ended				1 Months Ended	12 Months Ended			0 Months Ended
	Jun. 18, 2014	Jun. 16, 2014	Jun. 06, 2014	Apr. 21, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 16, 2014	Jun. 11, 2014	Mar. 19, 2014
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Common Stock, Shares, Outstanding (in Shares)				8,309,989	18,969,989	18,969,989	2,469,648
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Fractional Shares Cancelled (in Shares)				15
Number of Share Purchase Agreements											4
Stock Issued During Period, Shares, New Issues (in Shares)	660,000		10,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		80,000	5,000,000						80,000	330,000
Share Price		$ 2.11	$ 2.00		$ 2	$ 2			$ 2.11	$ 1.85
Class of Warrant or Right, Price Per Warrants or Rights			$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50	$ 2.50		$ 2.50	$ 2.50			$ 2.50
Class of Warrant or Right, Expiration Term		2 years	5 years		5 years
Warrant Option to Purchase Common Share (in Dollars)		$ 1	$ 1
Proceeds from Issuance or Sale of Equity (in Dollars)			21,320,000
Fair Value Assumptions, Expected Volatility Rate		87.55%			90.49%	86.71%
Share Price Trigger of Warrants						125.00%
Warrants Exercise Price Reduction Percentage						125.00%
Warrant Instrument Threshold Consecutive Trading Days						3 days
Warrant Fair Value Difference (in Dollars)						0.21
Fair Value Assumptions, Expected Term		2 years
Class of Warrant or Right, Outstanding (in Shares)					5,330,000	5,330,000	5,330,000
Class of Warrant or Right, Exercised During Period (in Shares)						0
Payments of Dividends (in Dollars)						0	0	0
Warrant Liability [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Derivative Liability (in Dollars)			6,477,000
Forty Five Day Option [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Option to Purchase Additional Shares (in Shares)			1,500,000
Option to Purchase Additional Warrants (in Shares)			750,000
September Fifteenth Twenty Fourteen [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		40,000							40,000
Warrant Fair Value									$ 0.95
March Fifteenth Twenty Fifteen [Member] | Third Party Investor Relations Company [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value									$ 1.05
March Fifteenth Twenty Fifteen [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		40,000							40,000
Dilution Effect [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value			$ 1.36							$ 1.22
Warrant Fair Value Difference (in Dollars)						0.17
Fair Value Estimate [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrant Fair Value			$ 1.34							$ 1.55
Maximum [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Warrants Exercise Price Reduction Percentage Cap						20.00%
AEGIS Capital Corp [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Share Price			$ 2.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50
Class of Warrant or Right, Expiration Term			5 years
Warrant Option to Purchase Common Share (in Dollars)			$ 1
Fair Value Assumptions, Expected Volatility Rate			92.82%
Fair Value Assumptions, Expected Term			4 years
Third Party Investor Relations Company [Member]
Note 13 - Common Stock, Additional Paid-In Capital and Dividends (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50							$ 2.50